TAXATION (Income Taxes) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended			108 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Income Tax [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Income tax paid	$ 8,793	$ 2,244	$ 3,873
Hong Kong [Member] | Entities Incorporated in Hong Kong [Member]
Income Tax [Line Items]
Income tax rate				16.50%
United States [Member] | NQ US [Member]
Income Tax [Line Items]
Income tax rate		34.00%
Mark-up rate applied to total cost under cost-plus method		6.00%
Income tax paid	$ 2,435
Mainland China [Member]
Income Tax [Line Items]
Income tax rate				25.00%
Withholding tax rate, parent company in Hong Kong				5.00%
Withholding tax rate, parent company in other countries				10.00%
Mainland China [Member] | NQ Mobile [Member]
Income Tax [Line Items]
Income tax rate				25.00%
Mainland China [Member] | High and new technology enterprise [Member]
Income Tax [Line Items]
Preferential income tax rate	15.00%			15.00%
Preferential income tax period	3 years
Mainland China [Member] | Software enterprise [Member]
Income Tax [Line Items]
Income tax exemption period from first profitable year				2 years
Preferential income tax period				3 years
Reduction of preferential income tax rate				12.50%